Note 18 - Restructuring Activities (Details) - Activity In The Restructuring Liabilities (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended	10 Months Ended			2 Months Ended			2 Months Ended			10 Months Ended	12 Months Ended			10 Months Ended	12 Months Ended	6 Months Ended						2 Months Ended			2 Months Ended					10 Months Ended	12 Months Ended			12 Months Ended					10 Months Ended	12 Months Ended	6 Months Ended				12 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended					3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Oct. 31, 2013	Oct. 31, 2013 Graphic Solutions [Member] Successor [Member] Severance and Other Benefits [Member] Beginning Balance [Member]	Oct. 31, 2013 Graphic Solutions [Member] Successor [Member] Severance and Other Benefits [Member] Ending Balance [Member]	Dec. 31, 2013 Graphic Solutions [Member] Successor [Member] Severance and Other Benefits [Member]	Dec. 31, 2013 Graphic Solutions [Member] Successor [Member] Beginning Balance [Member]	Dec. 31, 2013 Graphic Solutions [Member] Successor [Member] Ending Balance [Member]	Dec. 31, 2013 Graphic Solutions [Member] Successor [Member]	Dec. 31, 2012 Graphic Solutions [Member] Predecessor [Member] Severance and Other Benefits [Member] Beginning Balance [Member]	Oct. 31, 2013 Graphic Solutions [Member] Predecessor [Member] Severance and Other Benefits [Member] Ending Balance [Member]	Oct. 31, 2013 Graphic Solutions [Member] Predecessor [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Graphic Solutions [Member] Predecessor [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Graphic Solutions [Member] Predecessor [Member] Beginning Balance [Member]	Oct. 31, 2013 Graphic Solutions [Member] Predecessor [Member] Ending Balance [Member]	Oct. 31, 2013 Graphic Solutions [Member] Predecessor [Member]	Dec. 31, 2012 Graphic Solutions [Member] Predecessor [Member]	Jun. 30, 2014 Graphic Solutions [Member] Severance and Other Benefits [Member]	Jun. 30, 2013 Graphic Solutions [Member] Severance and Other Benefits [Member]	Jun. 30, 2014 Graphic Solutions [Member]	Jun. 30, 2013 Graphic Solutions [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member] Severance and Other Benefits [Member] Beginning Balance [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member] Severance and Other Benefits [Member] Ending Balance [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member] Severance and Other Benefits [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member] Beginning Balance [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member] Ending Balance [Member]	Dec. 31, 2013 Performance Materials [Member] Successor [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member] Severance and Other Benefits [Member] Beginning Balance [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Severance and Other Benefits [Member] Beginning Balance [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member] Severance and Other Benefits [Member] Ending Balance [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Severance and Other Benefits [Member] Ending Balance [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Severance and Other Benefits [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Other Restructuring [Member] Beginning Balance [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Other Restructuring [Member] Ending Balance [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Other Restructuring [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member] Beginning Balance [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Beginning Balance [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member] Ending Balance [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member] Ending Balance [Member]	Oct. 31, 2013 Performance Materials [Member] Predecessor [Member]	Dec. 31, 2012 Performance Materials [Member] Predecessor [Member]	Jun. 30, 2014 Performance Materials [Member] Severance and Other Benefits [Member]	Jun. 30, 2013 Performance Materials [Member] Severance and Other Benefits [Member]	Jun. 30, 2014 Performance Materials [Member]	Jun. 30, 2013 Performance Materials [Member]	Dec. 31, 2012 Performance Materials [Member]	Dec. 31, 2013 Successor [Member] Beginning Balance [Member]	Dec. 31, 2013 Successor [Member] Ending Balance [Member]	Dec. 31, 2013 Successor [Member]	Jun. 30, 2014 Successor [Member]	Jun. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Oct. 31, 2013 Predecessor [Member] Beginning Balance [Member]	Dec. 31, 2012 Predecessor [Member] Beginning Balance [Member]	Oct. 31, 2013 Predecessor [Member] Ending Balance [Member]	Dec. 31, 2012 Predecessor [Member] Ending Balance [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Balance			$ 2,029	$ 632		$ 632	$ 666	$ 699		$ 666	$ 699		$ 20	$ 666			$ 20	$ 666			$ 699		$ 699		$ 1,671	$ 1,330		$ 1,671	$ 1,330		$ 632	$ 1,012	$ 1,671	$ 616			$ 215	$ 16		$ 632	$ 1,227	$ 1,671	$ 632			$ 1,330	$ 632	$ 1,330	$ 632		$ 2,337	$ 2,029					$ 632	$ 1,247	$ 2,337	$ 632
Charges to expense	404	46	404	1,652	762	3,636									2,159	67			2,159	67	179	1,508	179	1,508			762			762					1,477	396			(171)					1,477	225	225	144	225	144	292			762	404	404	762					46	1,652	3,636	292	896
Cash payments			(1,032)	(755)											(1,493)	(87)			(1,493)	(87)	(291)	(643)	(291)	(643)			(1,117)			(1,117)					(458)	(814)			(28)					(458)	(842)	(741)	(112)	(741)	(112)				(1,117)										(1,951)	(929)
Non-cash adjustments			(76)	(9)					33			33															14			14					20	22								20	22	(76)	(9)	(76)	(9)				47										20	22
Total costs and adjustments									33			33			666	(20)			666	(20)							(341)			(341)					1,039	(396)			(199)					1,039	(595)								(308)										1,705	(615)
Balance	$ 1,325	$ 1,520	$ 1,325	$ 1,520	$ 2,029		$ 666	$ 699		$ 666	$ 699		$ 20	$ 666			$ 20	$ 666			$ 587	$ 865	$ 587	$ 865	$ 1,671	$ 1,330		$ 1,671	$ 1,330		$ 632	$ 1,012	$ 1,671	$ 616			$ 215	$ 16		$ 632	$ 1,227	$ 1,671	$ 632			$ 738	$ 655	$ 738	$ 655	$ 632	$ 2,337	$ 2,029					$ 632	$ 1,247	$ 2,337	$ 632